Statements Of Financial Highlights	12 Months Ended
Dec. 31, 2018
Statement Of Financial Highlights [Abstract]
Statements Of Financial Highlights

7.    STATEMENTS OF FINANCIAL HIGHLIGHTS

The ratios are calculated based on limited partners’ capital and special limited partners’ capital taken as a whole. The computation of such ratios based on the amount of expenses and profit share allocation assessed to an individual partner’s capital account may vary from these ratios based on the timing of capital transactions and differences in individual partner’s brokerage fees and profit share allocation arrangements.

Returns are calculated for limited partners and special limited partners taken as a whole. An individual partner’s returns may vary from these returns based on the timing of capital transactions and differences in individual partner’s brokerage fees and profit share allocation arrangements.